Information about Troubled Debt Restructurings of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	¥ 18,034	¥ 21,550	¥ 29,338
Post-modification Outstanding Recorded Investment	13,683	19,940	27,802
Consumer Loan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	3,899	3,580	1,867
Post-modification Outstanding Recorded Investment	2,586	2,396	1,690
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	724	1,290
Post-modification Outstanding Recorded Investment	334	894
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,898	1,649	1,867
Post-modification Outstanding Recorded Investment	1,391	1,081	1,690
Other Consumer Loan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,277	641
Post-modification Outstanding Recorded Investment	861	421
Corporate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	14,135	17,970	27,471
Post-modification Outstanding Recorded Investment	11,097	17,544	26,112
Non-recourse Loans | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	4,745	5,180	943
Post-modification Outstanding Recorded Investment	2,608	5,180	943
Non-recourse Loans | United States
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	4,809	10,036	7,783
Post-modification Outstanding Recorded Investment	4,723	10,036	7,518
Real estate companies
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	328	967	6,436
Post-modification Outstanding Recorded Investment	276	861	5,636
Other - Other
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	3,474	1,787	12,309
Post-modification Outstanding Recorded Investment	2,981	1,467	12,015
Other-Entertainment industry
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	779
Post-modification Outstanding Recorded Investment	¥ 509